Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments
Cash and cash equivalents	$ 25,828,215	$ 29,058,093	$ 27,452,265	$ 32,068,291
Debt	126,999,199	123,877,278
Lease liabilities	9,680,559	9,292,351
Trade and other liabilities	48,501,574	41,796,845
Interest on debt	120,284,485	124,559,077
Interest on lease liabilities	3,492,359	3,617,085
12 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	4,110,404	617,489
Lease liabilities	1,478,382	1,277,754
Trade and other liabilities	40,051,575	33,936,100
Interest on debt	6,188,285	5,997,185
Interest on lease liabilities	659,049	668,461
12-36 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	13,500,000	8,985,404
Lease liabilities	2,469,270	2,184,098
Trade and other liabilities	2,743,298	4,078,823
Interest on debt	15,237,650	15,177,002
Interest on lease liabilities	1,136,036	1,169,317
36-60 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	21,102,790	21,969,580
Lease liabilities	2,478,486	2,240,777
Trade and other liabilities	2,041,627	644,830
Interest on debt	12,453,353	13,256,713
Interest on lease liabilities	775,332	853,741
Thereafter
Disclosure of nature and extent of risks arising from financial instruments
Debt	88,286,005	92,304,805
Lease liabilities	3,254,421	3,589,722
Trade and other liabilities	3,665,074	3,137,092
Interest on debt	86,405,197	90,128,177
Interest on lease liabilities	$ 921,942	$ 925,566